Earnings Per Share	3 Months Ended
Dec. 28, 2013
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE
The following table sets forth the computation of basic and diluted earnings per share (in millions, except per share data):

	Three Months Ended
	December 28, 2013	December 29, 2012
Numerator:
Income from continuing operations	$252	$172
Less: Net loss attributable to noncontrolling interests	(2)	(5)
Net income from continuing operations attributable to Tyson	254	177
Less dividends declared:
Class A	28	46
Class B	6	10
Undistributed earnings	$220	$121

Class A undistributed earnings	$179	$99
Class B undistributed earnings	41	22
Total undistributed earnings	$220	$121
Denominator:
Denominator for basic earnings per share:
Class A weighted average shares	271	285
Class B weighted average shares, and shares under the if-converted method for diluted earnings per share	70	70
Effect of dilutive securities:
Stock options and restricted stock	5	5
Convertible 2013 Notes	—	2
Warrants	8	—
Denominator for diluted earnings per share – adjusted weighted average shares and assumed conversions	354	362

Net Income Per Share from Continuing Operations Attributable to Tyson:
Class A Basic	$0.76	$0.51
Class B Basic	$0.68	$0.46
Diluted	$0.72	$0.49
Net Income Per Share Attributable to Tyson:
Class A Basic	$0.76	$0.50
Class B Basic	$0.68	$0.45
Diluted	$0.72	$0.48

Approximately 5 million and 8 million of our stock-based compensation shares were antidilutive for the three months ended December 28, 2013 and December 29, 2012, respectively. These shares were not included in the dilutive earnings per share calculation.
We have two classes of capital stock, Class A stock and Class B stock. Cash dividends cannot be paid to holders of Class B stock unless they are simultaneously paid to holders of Class A stock. The per share amount of cash dividends paid to holders of Class B stock cannot exceed 90% of the cash dividends paid to holders of Class A stock.
We allocate undistributed earnings based upon a 1 to 0.9 ratio per share to Class A stock and Class B stock, respectively. We allocate undistributed earnings based on this ratio due to historical dividend patterns, voting control of Class B shareholders and contractual limitations of dividends to Class B stock.